SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Jan. 02, 2024
Product Information [Line Items]
Cash equivalents	$ 0			$ 0
Net accounts receivable	23,286			47,916	$ 34,628
Asset impairment	0	$ 0
Impairment of goodwill	0		$ 0
Amortization of debt discounts	140,282	$ 53,351
Unamortized debt discounts	194,000
Contract liabilities	$ 25,486			$ 25,486	$ 195,135
Customer Relationships [Member]
Product Information [Line Items]
Identifiable definite-lived intangible assets estimated period	5 years
Four Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	90.00%
Three Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage		87.00%
Two Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	74.00%